Document and Entity Information	Oct. 29, 2022
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2022
Registrant Name	Fidelity Commonwealth Trust II
Central Index Key	0001364923
Investment Company Type	N-1A
Amendment Flag	false